Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible Assets
Intangible assets consisted of:

	As of December 31, 2014			As of December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized Intangible Assets
License agreements (a)	$259	$59	$200	$272	$52	$220
Customer relationships (b)	167	50	117	166	35	131
Other (c)	8	3	5	2	1	1
	$434	$112	$322	$440	$88	$352

Unamortized Intangible Assets
Goodwill (d)	$842			$691
Trademarks	$564			$571
_________

(a)	Primarily amortized over a period ranging from 3 to 40 years with a weighted average life of 21 years.

(b)	Primarily amortized over a period ranging from 2 to 20 years with a weighted average life of 11 years.

(c)	Primarily amortized over a period ranging from 3 to 27 years with a weighted average life of 9 years.

(d)	The increase primarily relates to the acquisitions of Budget licensees, partially offset by a currency translation loss of $52 million.

Amortization expense relating to all intangible assets was as follows:

	Year Ended December 31,
	2014	2013	2012
Customer relationships	$18	$15	$8
License agreements	16	12	13
Other	2	—	—
Total	$36	$27	$21

Based on the Company’s amortizable intangible assets at December 31, 2014, the Company expects related amortization expense of approximately $45 million for 2015, $43 million for 2016, $38 million for 2017, $27 million for 2018 and $26 million for 2019, excluding effects of currency exchange rates.
The carrying amounts of goodwill and related changes are as follows:

	Americas	International	Total Company
Gross goodwill as of January 1, 2013	$1,608	$885	$2,493
Accumulated impairment losses as of January 1, 2013	(1,587)	(531)	(2,118)
Goodwill as of January 1, 2013	21	354	375
Acquisitions	296	4	300
Currency translation adjustments and other	—	16	16
Goodwill as of December 31, 2013	$317	$374	$691
Acquisitions	190	13	203
Currency translation adjustments and other	(28)	(24)	(52)
Goodwill as of December 31, 2014	$479	$363	$842